Related Party Transactions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Effective August 16, 2012, our sponsor entered into a services agreement (the “Services Agreement”) with our General Partner, Hi-Crush Services LLC (“Hi-Crush Services”) and the Partnership, pursuant to which Hi-Crush Services provides certain management and administrative services to the Partnership to assist in operating the Partnership’s business. Under the Services Agreement, the Partnership reimburses Hi-Crush Services and its affiliates, on a monthly basis, for the allocable expenses it incurs in its performance under the Services Agreement. These expenses include, among other things, administrative, rent and other expenses for individuals and entities that perform services for the Partnership. Hi-Crush Services and its affiliates will not be liable to the Partnership for its performance of services under the Services Agreement, except for liabilities resulting from gross negligence. During the three months ended March 31, 2016 and 2015, the Partnership incurred $1,105 and $846, respectively, of management and administrative service expenses from Hi-Crush Services.
In the normal course of business, our sponsor and its affiliates, including Hi-Crush Services, and the Partnership may from time to time make payments on behalf of each other. Through March 31, 2016, the sponsor had advanced $116,951 to Blair to pay for the construction of the Blair facility and working capital purposes.
As of March 31, 2016, an outstanding balance of $119,856 payable to our sponsor is maintained as a current liability under the caption “Due to sponsor”.
During the three months ended March 31, 2016 and 2015, the Partnership purchased $6,915 and $7,054, respectively, of sand in total from Hi-Crush Whitehall LLC, a subsidiary of our sponsor and the entity that owns the sponsor's Whitehall facility, at a purchase price in excess of our production cost per ton.
During the three months ended March 31, 2015, the Partnership purchased $2,425 of sand from Goose Landing, LLC, a wholly owned subsidiary of Northern Frac Proppants II, LLC. We did not purchase any sand from Goose Landing, LLC, during the three months ended March 31, 2016. The father of Mr. Alston, who is our general partner's Chief Operating Officer, owned a beneficial equity interest in Northern Frac Proppants II, LLC.
During the three months ended March 31, 2016 and throughout 2014 and 2015, the Partnership engaged in multiple construction projects and purchased equipment, machinery and component parts from various vendors that were represented by Alston Environmental Company, Inc. or Alston Equipment Company (“Alston Companies”), which regularly represent vendors in such transactions. The vendors in question paid a commission to the Alston Companies in an amount that is unknown to the Partnership. The sister of Mr. Alston, who is our general partner's Chief Operating Officer, owns a beneficial interest in the Alston Companies. The Partnership has not paid any sum directly to the Alston Companies and Mr. Alston has represented to the Partnership that he received no compensation from the Alston Companies related to these transactions.

Related Party Transactions
Effective August 16, 2012, our sponsor entered into a services agreement (the “Services Agreement”) with our General Partner, Hi-Crush Services LLC (“Hi-Crush Services”) and the Partnership, pursuant to which Hi-Crush Services provides certain management and administrative services to the Partnership to assist in operating the Partnership’s business. Under the Services Agreement, the Partnership reimburses Hi-Crush Services and its affiliates, on a monthly basis, for the allocable expenses it incurs in its performance under the Services Agreement. These expenses include, among other things, administrative, rent and other expenses for individuals and entities that perform services for the Partnership. Hi-Crush Services and its affiliates will not be liable to the Partnership for its performance of services under the Services Agreement, except for liabilities resulting from gross negligence. During the three months ended June 30, 2016 and 2015, the Partnership incurred $987 and $1,225, respectively, of management and administrative service expenses from Hi-Crush Services. During the six months ended June 30, 2016 and 2015, the Partnership incurred $2,092 and $2,071, respectively, of management and administrative service expenses from Hi-Crush Services.
In the normal course of business, our sponsor and its affiliates, including Hi-Crush Services, and the Partnership may from time to time make payments on behalf of each other. Through June 30, 2016, the sponsor had advanced $122,596 to Blair to pay for the construction of the Blair facility and working capital purposes.
As of June 30, 2016, an outstanding balance of $121,249 payable to our sponsor is maintained as a current liability under the caption “Due to sponsor”.
During the three months ended June 30, 2016 and 2015, the Partnership purchased $288 and $7,849, respectively, of sand in total from Hi-Crush Whitehall LLC, a subsidiary of our sponsor and the entity that owns the sponsor's Whitehall facility, at a purchase price in excess of our production cost per ton. During the six months ended June 30, 2016 and 2015, the Partnership purchased $7,203 and $14,903, respectively, of sand from our sponsor's Whitehall facility.
During the three and six months ended June 30, 2015, the Partnership purchased $329 and $2,754, respectively, of sand from Goose Landing, LLC, a wholly owned subsidiary of Northern Frac Proppants II, LLC. We did not purchase any sand from Goose Landing, LLC, during the six months ended June 30, 2016. The father of Mr. Alston, who is our general partner's Chief Operating Officer, owned a beneficial equity interest in Northern Frac Proppants II, LLC.
During the six months ended June 30, 2016 and throughout 2014 and 2015, the Partnership engaged in multiple construction projects and purchased equipment, machinery and component parts from various vendors that were represented by Alston Environmental Company, Inc. or Alston Equipment Company (“Alston Companies”), which regularly represent vendors in such transactions. The vendors in question paid a commission to the Alston Companies in an amount that is unknown to the Partnership. The sister of Mr. Alston, who is our general partner's Chief Operating Officer, owns a beneficial interest in the Alston Companies. The Partnership has not paid any sum directly to the Alston Companies and Mr. Alston has represented to the Partnership that he received no compensation from the Alston Companies related to these transactions.

Related Party Transactions
Effective August 16, 2012, our sponsor entered into a services agreement (the “Services Agreement”) with our General Partner, Hi-Crush Services LLC (“Hi-Crush Services”) and the Partnership, pursuant to which Hi-Crush Services provides certain management and administrative services to the Partnership to assist in operating the Partnership’s business. Under the Services Agreement, the Partnership reimburses Hi-Crush Services and its affiliates, on a monthly basis, for the allocable expenses it incurs in its performance under the Services Agreement. These expenses include, among other things, administrative, rent and other expenses for individuals and entities that perform services for the Partnership. Hi-Crush Services and its affiliates will not be liable to the Partnership for its performance of services under the Services Agreement, except for liabilities resulting from gross negligence. During the years ended December 31, 2015, 2014 and 2013, the Partnership incurred $4,404, $9,421 and $5,122, respectively, of management and administrative service expenses from Hi-Crush Services.
In the normal course of business, our sponsor and its affiliates, including Hi-Crush Services, and the Partnership may from time to time make payments on behalf of each other. Through December 31, 2015, the sponsor had advanced $105,250 to Blair to pay for the construction of the Blair facility and working capital purposes.
As of December 31, 2015 and 2014, an outstanding balance of $106,746 and $57,920, respectively, payable to our sponsor is maintained as a current liability under the caption “Due to sponsor”.
During the years ended December 31, 2015 and 2014, the Partnership purchased $33,406 and $23,705, respectively, of sand from Hi-Crush Whitehall LLC, a subsidiary of our sponsor and the entity that owns the sponsor's Whitehall facility, at a purchase price in excess of our production cost per ton.
During the years ended December 31, 2015 and 2014, the Partnership purchased $2,754 and $1,385, respectively, of sand from Goose Landing, LLC, a wholly owned subsidiary of Northern Frac Proppants II, LLC. The father of Mr. Alston, who is our general partner's Chief Operating Officer, owned a beneficial equity interest in Northern Frac Proppants II, LLC. The terms of the purchase price were the result of arm's length negotiations.